Employee Benefit Plans - Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Defined Benefit Plan Disclosure [Line Items]
Fair Value, December 31	$ 20,244		$ 20,136
Fixed Income Investments [Member] | US Treasury and Government [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, December 31	4,109		3,319
Fixed Income Investments [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, December 31	1,058		1,106
Fixed Income Investments [Member] | Non-U.S. sovereign debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, December 31	542		465
Fixed Income Investments [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, December 31	1,569		1,743
Real Estate Investment [Member] | Private Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, December 31	113		110
Real Estate Investment [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, December 31	260		247
Limited Partnerships [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, December 31	337		331
Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, December 31	708	[1]	343	[1]
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, December 31	739		672		670	821
Actual Return on Plan Assets Still Held at the Reporting Date	20		1		(214)
Purchases	54		50		52
Sales and Settlements	(8)		(7)		(9)
Transfers into/(out of) Level 3	1		(42)		20
Fair Value, Inputs, Level 3 [Member] | Fixed Income Investments [Member] | US Treasury and Government [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, December 31	13		14		0
Actual Return on Plan Assets Still Held at the Reporting Date	(1)		0
Purchases	0		0
Sales and Settlements	0		0
Transfers into/(out of) Level 3	0		14
Fair Value, Inputs, Level 3 [Member] | Fixed Income Investments [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, December 31	0		0		0	1
Actual Return on Plan Assets Still Held at the Reporting Date					(1)
Purchases					0
Sales and Settlements					0
Transfers into/(out of) Level 3					0
Fair Value, Inputs, Level 3 [Member] | Fixed Income Investments [Member] | Non-U.S. sovereign debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, December 31	10		9		6	6
Actual Return on Plan Assets Still Held at the Reporting Date	0		1		0
Purchases	3		0		0
Sales and Settlements	(2)		0		0
Transfers into/(out of) Level 3	0		2		0
Fair Value, Inputs, Level 3 [Member] | Fixed Income Investments [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, December 31	0		0
Fair Value, Inputs, Level 3 [Member] | Real Estate Investment [Member] | Private Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, December 31	113		110		119	149
Actual Return on Plan Assets Still Held at the Reporting Date	0		(9)		(29)
Purchases	3		1		0
Sales and Settlements	0		(1)		(1)
Transfers into/(out of) Level 3	0		0		0
Fair Value, Inputs, Level 3 [Member] | Real Estate Investment [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, December 31	249		215		195	281
Actual Return on Plan Assets Still Held at the Reporting Date	26		(4)		(92)
Purchases	9		24		6
Sales and Settlements	(1)		0		0
Transfers into/(out of) Level 3	0		0		0
Fair Value, Inputs, Level 3 [Member] | Limited Partnerships [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, December 31	232		230		162	91
Actual Return on Plan Assets Still Held at the Reporting Date	(6)		13		14
Purchases	13		7		41
Sales and Settlements	(5)		(5)		(4)
Transfers into/(out of) Level 3	0		53		20
Fair Value, Inputs, Level 3 [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, December 31	122	[1]	94	[1]	188	293
Actual Return on Plan Assets Still Held at the Reporting Date	1		0		(106)
Purchases	26		18		5
Sales and Settlements	0		(1)		(4)
Transfers into/(out of) Level 3	$ 1		$ (111)		$ 0

[1]	Other investments represent interest rate swaps of $467 million and $198 million, participant loans of $75 million and $79 million, commodity and balanced funds of $116 million and $38 million and other various investments of $50 million and $28 million at December 31, 2011 and 2010.